Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	$ 5,492	¥ 40,085	¥ 78,181	¥ 36,411
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,167	8,515	4,308	3,346
Amortization of right-of-use assets	45	332	700	647
Provision/(Reversal) for credit losses	(491)	(3,587)	11,713	91
Gain on disposal of subsidiaries	(133)	(971)
Gain on short-term investments	(3)	(23)		(500)
Changes in operating assets and liabilities:
Accounts receivable	(3,913)	(28,563)	63,697	(44,918)
Advance to suppliers	111	809	(125,425)	20,548
Prepaid expenses and other current assets	(47)	(346)	(13)	(1,457)
Deferred tax assets, net	(1,393)	(10,167)	(7,880)	(616)
Accounts payable	1,657	12,093	(51,767)	(16,087)
Contract liabilities	323	2,355	(11,154)	(9,828)
Income tax payables			(6)	(393)
Amounts due to related parties	83	603	940	191
Operating lease liabilities	(48)	(352)	(742)	(222)
Accrued expenses and other current liabilities	(83)	(597)	1,040	(2,333)
Net cash provided by/ (used in) operating activities	2,767	20,186	(36,408)	(15,120)
Cash flows from investing activities:
Purchases of software and equipment	(6,117)	(44,653)	(12,101)	(13,729)
Maturities of short-term investments			4	82,280
Purchases of development expenditures	(4,455)	(32,515)
Purchases of short-term investments	(381)	(2,780)		(52,232)
Proceeds from short-term investments				500
Net cash (used in)/ provided by investing activities	(10,953)	(79,948)	(12,097)	16,819
Cash flows from financing activities:
Proceeds from short-term borrowings	12,371	90,299	63,256	9,089
Repayments of short-term borrowings	(8,523)	(62,210)	(29,796)	(3,168)
Payments of offering costs related to initial public offering ("IPO")	(371)	(2,705)	(4,038)	(2,503)
Payments of offering costs related to followed-on offering	(315)	(2,302)
Payment for purchase of treasury stock	(117)	(856)
Sale of public shares through public offering	5,277	38,520
Net cash provided by financing activities	8,322	60,746	29,422	3,418
Effect of exchange rate changes on cash, cash equivalents and restricted cash	60	454	(8)	148
Net increase/(decrease) in cash, cash equivalents and restricted cash:	196	1,438	(19,091)	5,265
Cash, cash equivalents and restricted cash at the beginning of year	4,141	30,223	49,314	44,049
Cash, cash equivalents and restricted cash at the end of year	4,337	31,661	30,223	49,314
Supplemental disclosure of cash flow information:
Income tax paid	23	169	6	415
Interest paid	249	1,817	919	30
Supplemental disclosure of non-cash flow information:
Accretion of subsidiary' redeemable preferred shares to redemption value				2,906
Reclassification from mezzanine equity to permanent equity				114,910
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	$ 124	¥ 907		¥ 1,430